Condensed Financial Statements of Parent Company - Statements of Comprehensive Loss (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating expenses:
General and administrative	¥ 980,725,286	$ 142,640,577	¥ 10,812,869	¥ 1,763,219
Total operating expenses	4,500,871,132	654,624,556	535,988,852	61,687,002
Loss before income taxes	(1,946,246,753)	(283,069,850)	(94,759,689)	(10,862,379)
Provision for income taxes	(400,541)	(58,256)
Net loss	(1,945,846,212)	(283,011,594)	(94,759,689)	(10,862,379)
Gains on repurchase of convertible redeemable preferred shares	18,332,152	2,666,301
Deemed dividend to preferred shareholders	(1,916,871)	(278,797)
Net loss attributable to Qutoutiao Inc.’s ordinary shareholders	(2,028,941,350)	(295,097,280)	(100,772,472)	(10,862,379)
Net loss	(1,945,846,212)	(283,011,594)	(94,759,689)	(10,862,379)
Foreign currency translation adjustment, net of nil tax	(16,453,526)	(2,393,066)	24,651
Comprehensive loss attributable to Qutoutiao Inc.	(1,959,025,213)	(284,928,400)	(94,735,038)	¥ (10,862,379)
Parent Company
Operating expenses:
General and administrative	(959,590,151)	(139,566,599)	(3,933,590)
Total operating expenses	(959,590,151)	(139,566,599)	(3,933,590)
Loss from operations	(959,590,151)	(139,566,599)	(3,933,590)
Investment income	3,098,150	450,607	36,082
Interest income	23,805,861	3,462,419	471
Loss from subsidiaries and VIEs	(1,010,863,748)	(147,024,034)	(47,242,850)
Loss before income taxes	(1,943,549,888)	(282,677,607)	(51,139,887)
Net loss	(1,943,549,888)	(282,677,607)	(51,139,887)
Preferred share redemption value accretion	(101,806,743)	(14,807,177)	(6,012,783)
Gains on repurchase of convertible redeemable preferred shares	18,332,152	2,666,301
Deemed dividend to preferred shareholders	(1,916,871)	(278,797)
Net loss attributable to Qutoutiao Inc.’s ordinary shareholders	(2,028,941,350)	(295,097,280)	(57,152,670)
Net loss	(1,943,549,888)	(282,677,607)	(51,139,887)
Foreign currency translation adjustment, net of nil tax	(16,453,526)	(2,393,066)	24,651
Comprehensive loss attributable to Qutoutiao Inc.	¥ (1,960,003,414)	$ (285,070,673)	¥ (51,115,236)